UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
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Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Monarch Debt Recovery Master Fund Ltd
Address:         535 Madison Avenue
                 New York, NY 10022


Form 13F File Number: 28-12185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Weinstock
Title:    Managing Principal
Phone:    (212) 554-1700

Signature, Place, and Date of Signing:

/s/  Michael Weinstock           New York, NY              November 9, 2009
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[Signature]                      [City, State]                  [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all entries of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no entries reported are in this report, and all entries are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the entries for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number       Name

         28-12184                   Monarch Alternative Capital LP
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